Foreign currency risk - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Risk Management [Abstract]
Net Derivative Financial Assets (Liabilities)	SFr 0.0	SFr 0.0
Change in fair value of foreign exchange derivatives	SFr 0.0	SFr 1.4	SFr (1.3)